CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Trade accounts receivable, allowances	$ 11	$ 12
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	120,644,345	117,419,959
Common stock, shares outstanding	120,644,345	117,419,959